Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Tax benefit percentage	50.00%
Severance expense	$ 4,932	$ 4,877	$ 5,199
Employer match expense	1,388	1,356	1,280
Notional amounts	0	82,078	168,850
Financial expense	$ 0	2,991	1,193
Software Development [Member]
Significant Accounting Policies [Line Items]
Useful life	7 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Match ranges	5.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Match ranges	6.00%
Option Contracts [Member]
Significant Accounting Policies [Line Items]
Notional amounts	$ 0	$ 121,080	0
Forward contracts notional amount			$ 15,900
Retirement Savings Plan [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Match ranges	1.25%
Retirement Savings Plan [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Match ranges	3.00%